Share-based Compensation - Movements in Number of Stock-options Outstanding Under 2017 EIP (Detail) - Employee 2017 EIP [Member]	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At January 1,	7,035,388	4,626,385
Granted	3,050,340	4,543,952
Forfeited/Expired	(1,148,255)	(2,134,949)
At December 31,	8,937,473	7,035,388
At January 1, average exercise price | $ / shares	$ 6.49	$ 10.51
Granted, average exercise price | $ / shares	$ 3.29	$ 2.93
Forfeited/Expired, average exercise price | $	$ 8.42	$ 7.62
At December 31, average exercise price | $ / shares	$ 5.15	$ 6.49